Supplementary Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Supplementary Financial Information [Abstract]
Supplementary Financial Information

10. SUPPLEMENTARY FINANCIAL INFORMATION

Other Income

	Three Months Ended March 31,
	2012	2011
Other income:
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$6	$8
Other	1	—

Total other income	$7	$8

Major Customers

Revenues from TCEH represented 29% and 34% of total operating revenues for the three months ended March 31, 2012 and 2011, respectively. Revenues from REP subsidiaries of a nonaffiliated entity collectively represented 15% and 16% of total operating revenues for the three months ended March 31, 2012 and 2011, respectively. No other customer represented 10% or more of total operating revenues.

Interest Expense and Related Charges

	Three Months Ended March 31,
	2012	2011
Interest expense	$92	$89
Amortization of debt issuance costs and discounts	1	1
Allowance for funds used during construction – capitalized interest portion	(2)	—

Total interest expense and related charges	$91	$90

Restricted Cash

All restricted cash amounts reported on our balance sheet relate to the transition bonds.

Trade Accounts Receivable

	March 31, 2012	December 31, 2011
Gross trade accounts receivable	$420	$436
Trade accounts receivable from TCEH	(112)	(131)
Allowance for uncollectible accounts	(2)	(2)

Trade accounts receivable from nonaffiliates – net	$306	$303

Gross trade accounts receivable at March 31, 2012 and December 31, 2011 included unbilled revenues of $105 million and $127 million, respectively.

Investments and Other Property

Investments and other property reported on our balance sheet consist of the following:

	March 31, 2012	December 31, 2011
Assets related to employee benefit plans, including employee savings programs, net of distributions	$73	$70
Land	3	3

Total investments and other property	$76	$73

Property, Plant and Equipment

Property, plant and equipment reported on our balance sheet consists of the following:

	March 31, 2012	December 31, 2011
Total assets in service	$15,334	$15,227
Less accumulated depreciation	5,301	5,203

Net of accumulated depreciation	10,033	10,024
Construction work in progress	727	530
Held for future use	15	15

Property, plant and equipment – net	$10,775	$10,569

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheet consist of the following:

	March 31, 2012			December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$248	$78	$170	$248	$77	$171
Capitalized software	379	193	186	378	181	197

Total intangible assets	$627	$271	$356	$626	$258	$368

Aggregate amortization expense for intangible assets totaled $13 million and $8 million for the three months ended March 31, 2012 and 2011, respectively. The estimated aggregate amortization expense for each of the next five fiscal years from December 31, 2011 is as follows:

Year	Amortization Expense
2012	$43
2013	40
2014	40
2015	40
2016	37

At both March 31, 2012 and December 31, 2011, goodwill totaling $4.1 billion was reported on our balance sheet. None of this goodwill is being deducted for tax purposes.

Other Noncurrent Liabilities and Deferred Credits

Other noncurrent liabilities and deferred credits balances at March 31, 2012 and December 31, 2011 consist of the following:

	March 31,	December 31,
	2012	2011
Retirement plan and other employee benefits	$1,339	$1,340
Uncertain tax positions (including accrued interest)	147	147
Other	44	59

Total other noncurrent liabilities and deferred credits	$1,530	$1,546

Supplemental Cash Flow Information

	Three Months Ended March 31,
	2012	2011
Cash payments related to:
Interest	$135	$136
Capitalized interest	(2)	—

Interest (net of amounts capitalized)	$133	$136

Amounts paid (refunded) in lieu of income taxes	$—	$—
Noncash investing and financing activities:
Noncash construction expenditures (a)	$85	$87

(a)	Represents end-of-period accruals.

15. SUPPLEMENTARY FINANCIAL INFORMATION

Variable Interest Entities

We are the primary beneficiary and consolidate a wholly-owned VIE, Bondco, which was organized for the limited purpose of issuing specific transition bonds and purchasing and owning transition property acquired from us that is pledged as collateral to secure the bonds. We act as the servicer for this entity to collect transition charges authorized by the PUCT. These funds are remitted to the trustee and used for interest and principal payments on the transition bonds and related costs.

The material assets and liabilities of Bondco are presented separately on the face of our Consolidated Balance Sheet because the assets are restricted and can only be used to settle the obligations of Bondco, and Bondco's creditors do not have recourse to our general credit or assets.

Our maximum exposure does not exceed our equity investment in Bondco, which was $16 million at both December 31, 2011 and 2010. We did not provide any financial support to Bondco during the years ended December 31, 2011 and 2010.

Other Income and Deductions

	Year Ended December 31,
	2011	2010	2009
Other income:
Accretion of adjustment (discount) to regulatory assets due to purchase accounting	$29	$34	$39
Reversal of exit liabilities recorded in connection with the termination of outsourcing arrangements (Note 11)	—	—	10
Net gain on sale of other properties and investments	1	2	—

Total other income	$30	$36	$49

Other deductions:
Costs related to 2006 cities rate settlement	$—	$—	$2
Professional fees	4	4	5
Equity losses in unconsolidated affiliate (Note 14)	—	2	2
Other	5	2	5

Total other deductions	$9	$8	$14

Major Customers

Revenues from TCEH represented 33%, 36% and 38% of total operating revenues for the years ended December 31, 2011, 2010 and 2009, respectively. Revenues from subsidiaries of Reliant, a nonaffiliated REP, collectively represented 12% of total operating revenues for each of the years ended December 31, 2011 and 2010 and 14% of total operating revenues for the year ended December 31, 2009. No other customer represented 10% or more of total operating revenues.

Interest Expense and Related Charges

	Year Ended December 31,
	2011	2010	2009
Interest expense	$359	$342	$338
Amortization of fair value debt discounts resulting from purchase accounting	—	2	3
Amortization of debt issuance costs and discounts	3	5	7
Allowance for funds used during construction – capitalized interest portion	(3)	(2)	(2)

Total interest expense and related charges	$359	$347	$346

Trade Accounts Receivable

	December 31,
	2011	2010
Gross trade accounts receivable	$436	$389
Trade accounts receivable from TCEH	(131)	(133)
Allowance for uncollectible accounts	(2)	(2)

Trade accounts receivable from nonaffiliates — net	$303	$254

Gross trade accounts receivable at December 31, 2011 and 2010 included unbilled revenues of $127 million and $126 million, respectively.

In April 2009, the PUCT finalized a new rule relating to the Certification of Retail Electric Providers. Under the new rule, write-offs of uncollectible amounts owed by REPs are deferred as a regulatory asset. Due to the commitments made to the PUCT in 2007, we may not recover bad debt expense, or certain other costs and expenses, from ratepayers in the event of a default or bankruptcy by an affiliate REP.

Property, Plant and Equipment

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2011	2011	2010
Assets in service:
Distribution	4.5% / 22.3 years	$9,486	$9,112
Transmission	2.9% / 35.0 years	4,919	4,372
Other assets	8.6% / 11.6 years	822	728

Total		15,227	14,212
Less accumulated depreciation		5,203	4,810

Net of accumulated depreciation		10,024	9,402
Construction work in progress		530	253
Held for future use		15	21

Property, plant and equipment – net		$10,569	$9,676

Depreciation expense as a percent of average depreciable property approximated 4.0% for 2011, 4.0% for 2010 and 3.1% for 2009.

Intangible Assets

Intangible assets other than goodwill reported in our balance sheet are comprised of the following:

	At December 31, 2011			At December 31, 2010
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$248	$77	$171	$201	$73	$128
Capitalized software	378	181	197	338	142	196

Total	$626	$258	$368	$539	$215	$324

Aggregate amortization expense for intangible assets totaled $48 million, $39 million and $27 million for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011, the weighted average remaining useful lives of capitalized land easements and software were 80 years and 4 years, respectively. The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense
2012	$39
2013	39
2014	39
2015	39
2016	35

At both December 31, 2011 and 2010, goodwill totaling $4.1 billion was reported on the balance sheet. None of this goodwill is being deducted for tax purposes. See Note 2 for discussion of the goodwill impairment.

Other Noncurrent Liabilities and Deferred Credits

	At December 31,
	2011	2010
Retirement plan and other employee benefits	$1,340	$1,560
Uncertain tax positions (including accrued interest)	147	100
Other	59	41

Total	$1,546	$1,701

Supplemental Cash Flow Information

	Year Ended December 31,
	2011	2010	2009
Cash payments related to:
Interest	$360	$339	$337
Capitalized interest	(3)	(2)	(2)

Interest paid (net of amounts capitalized)	357	337	335
Amounts (refunded) paid in lieu of income taxes	(114)	128	28
Noncash investing and financing activities:
Construction expenditures (a)	140	78	61
Debt exchange transactions (Note 7)	—	324	—

(a)	Represents end-of-period accruals.

Quarterly Information (unaudited)

Results of operations by quarter for the years ended December 31, 2011 and 2010 are summarized below. In our opinion, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of such amounts have been made. Quarterly results are not necessarily indicative of a full year's operations because of seasonal and other factors.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011
Operating revenues	$706	$756	$897	$759
Operating income	145	173	225	150
Net income	65	92	144	66

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2010
Operating revenues	$703	$702	$831	$678
Operating income	153	152	226	124
Net income	79	76	149	48